Portfolio Navigator Funds
First Quarter Report
March 31, 2024 (Unaudited)
Variable Portfolio – Conservative Portfolio
Variable Portfolio – Moderately Conservative Portfolio
Variable Portfolio – Moderate Portfolio
Variable Portfolio – Moderately Aggressive Portfolio
Variable Portfolio – Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.1%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	326,590	1,280,234
Total Alternative Strategies Funds (Cost $1,537,610)		1,280,234

Equity Funds 18.8%

Global Real Estate 0.2%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	243,335	1,530,575
International 5.9%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	2,270,124	29,693,219
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	378,508	3,974,335
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	691,162	8,369,979
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	806,361	8,111,990
Total		50,149,523
U.S. Large Cap 11.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	284,771	13,771,507
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	142,172	14,281,154
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	184,361	7,632,541
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,418,788	29,482,412
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	195,985	8,249,016
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	85,886	3,590,052
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	55,761	3,617,792
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	107,813	4,131,380
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	312,868	13,081,015
Total		97,836,869
Equity Funds (continued)
U.S. Small Cap 1.2%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	124,694	1,683,365
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	241,797	3,196,551
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	92,506	2,905,628
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	76,451	2,903,616
Total		10,689,160
Total Equity Funds (Cost $128,081,045)		160,206,127

Exchange-Traded Equity Funds 0.6%

U.S. Large Cap 0.6%
Vanguard Russell 1000 Growth ETF	55,869	4,842,166
Total Exchange-Traded Equity Funds (Cost $3,912,048)		4,842,166

Fixed Income Funds 71.9%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	629,736	4,968,618
Investment Grade 71.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	13,343,113	113,816,757
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,640,391	25,162,926
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,236,266	24,983,973
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,789,742	33,425,525
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,462,183	58,935,111
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	10,872,014	101,218,448
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	25,811,274	250,111,243
Total		607,653,983
Total Fixed Income Funds (Cost $721,318,286)		612,622,601

Variable Portfolio – Conservative Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2024 (Unaudited)

Residential Mortgage-Backed Securities - Agency 2.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2039	5.000%	2,734,000	2,729,801
04/11/2054	5.500%	15,483,000	15,406,147
Total Residential Mortgage-Backed Securities - Agency (Cost $18,175,546)			18,135,948

Money Market Funds 8.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(a),(d)	70,395,964	70,381,884
Total Money Market Funds (Cost $70,368,728)		70,381,884
Total Investments in Securities (Cost: $943,393,263)		867,468,960
Other Assets & Liabilities, Net		(15,460,759)
Net Assets		852,008,201
At March 31, 2024, securities and/or cash totaling $2,716,346 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	97	06/2024	USD	25,746,225	402,552	—
TOPIX Index	29	06/2024	JPY	797,355,000	136,599	—
U.S. Treasury 10-Year Note	353	06/2024	USD	39,111,297	134,374	—
Total					673,525	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(39)	06/2024	USD	(4,184,505)	—	(67,568)
SPI 200 Index	(41)	06/2024	AUD	(8,149,775)	—	(106,538)
U.S. Treasury 2-Year Note	(70)	06/2024	USD	(14,313,906)	15,716	—
Total					15,716	(174,106)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 42	Morgan Stanley	06/20/2029	1.000	Quarterly	0.511	USD	8,700,000	5,801	—	—	5,801	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Conservative Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	68,505,421	7,698,499	(5,820,835)	(1,201)	70,381,884	—	1,283	924,836	70,395,964
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	1,227,979	—	—	52,255	1,280,234	—	—	—	326,590
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	14,542,018	23,793	(1,418,806)	624,502	13,771,507	—	819,120	—	284,771
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	14,386,773	15,234	(821,304)	700,451	14,281,154	—	948,739	—	142,172
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	4,930,335	93,419	(93,226)	38,090	4,968,618	—	(19,636)	66,442	629,736
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	116,854,327	149,168	(2,865,950)	(320,788)	113,816,757	—	(495,341)	—	13,343,113
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	8,578,216	83,469	(1,080,370)	51,226	7,632,541	—	804,859	—	184,361
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	25,345,817	52,537	(360,305)	124,877	25,162,926	—	7,659	—	2,640,391
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	25,856,357	86,777	(494,854)	(464,307)	24,983,973	—	(126,890)	—	3,236,266
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	30,373,927	1,294,217	(1,164,599)	(810,326)	29,693,219	—	215,984	1,252,557	2,270,124
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	30,496,901	35,928	(2,713,081)	1,662,664	29,482,412	—	1,065,345	—	1,418,788
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	8,644,555	91,580	(753,734)	266,615	8,249,016	—	401,292	—	195,985
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	2,588,783	10,420	(1,282,655)	366,817	1,683,365	—	(273,900)	—	124,694
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	2,816,930	—	—	379,621	3,196,551	—	—	—	241,797
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	34,832,322	78,563	(1,256,647)	(228,713)	33,425,525	—	(195,854)	—	3,789,742
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	60,084,574	105,542	(1,011,406)	(243,599)	58,935,111	—	(152,825)	—	6,462,183
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	1,544,917	23,738	(37,679)	(401)	1,530,575	—	(12,142)	—	243,335
CTIVP® – MFS® Value Fund, Class 1 Shares
	3,258,715	108,000	(42,279)	265,616	3,590,052	—	21,562	—	85,886
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	4,259,725	94,503	(850,891)	114,455	3,617,792	—	264,472	—	55,761
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	4,269,515	39,615	(330,158)	152,408	4,131,380	—	201,337	—	107,813
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	104,521,905	119,559	(2,735,066)	(687,950)	101,218,448	—	(423,128)	—	10,872,014

Variable Portfolio – Conservative Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	256,546,837	202,172	(5,953,549)	(684,217)	250,111,243	—	(394,402)	—	25,811,274
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	13,864,919	12,587	(1,336,349)	539,858	13,081,015	—	1,014,493	—	312,868
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	3,839,639	87,659	(63,310)	110,347	3,974,335	—	(1,983)	51,102	378,508
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	8,441,326	72,101	(537,069)	393,621	8,369,979	—	47,634	55,624	691,162
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	8,535,142	240,761	(531,665)	(132,248)	8,111,990	—	153,771	227,863	806,361
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	2,915,411	13,494	(147,309)	124,032	2,905,628	—	107,000	—	92,506
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	2,814,545	25,108	(54,720)	118,683	2,903,616	—	1,088	—	76,451
Total	864,877,831			2,512,388	844,490,846	—	3,979,537	2,578,424

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Conservative Portfolio | First Quarter Report 2024

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,312,193	5,143,797
Total Alternative Strategies Funds (Cost $6,045,394)		5,143,797

Equity Funds 34.3%

Global Real Estate 0.4%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	1,358,940	8,547,733
International 11.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,015,872	10,046,973
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	7,390,658	96,669,808
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	5,256,378	55,191,970
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	3,513,832	42,552,501
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	4,282,591	43,082,866
Total		247,544,118
U.S. Large Cap 19.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	887,957	42,941,608
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	430,914	43,285,280
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,161,025	48,066,416
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	4,136,821	85,963,146
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	934,800	39,345,753
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	779,124	32,567,369
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	578,989	37,564,813
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	854,197	32,732,828
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,420,618	59,396,051
Total		421,863,264
Equity Funds (continued)
U.S. Mid Cap 0.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	151,484	7,634,791
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	153,507	7,563,291
Total		15,198,082
U.S. Small Cap 1.6%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	567,943	7,667,235
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	707,844	9,357,695
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	275,077	8,640,162
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	217,343	8,254,691
Total		33,919,783
Total Equity Funds (Cost $525,291,894)		727,072,980

Exchange-Traded Equity Funds 2.1%

U.S. Large Cap 2.1%
Vanguard Russell 1000 Growth ETF	505,392	43,802,325
Total Exchange-Traded Equity Funds (Cost $35,387,504)		43,802,325

Fixed Income Funds 58.6%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,625,305	12,823,659
Investment Grade 58.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	21,128,916	180,229,655
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	4,447,731	42,386,874
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,483,537	42,332,902
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,791,153	42,257,973
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	15,132,932	138,012,340
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	25,008,577	232,829,855

Variable Portfolio – Moderately Conservative Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2024 (Unaudited)
Fixed Income Funds (continued)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	56,997,274	552,303,582
Total		1,230,353,181
Total Fixed Income Funds (Cost $1,452,209,969)		1,243,176,840

Residential Mortgage-Backed Securities - Agency 2.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2039	5.000%	6,637,000	6,626,807
04/11/2054	5.500%	37,589,000	37,402,418
Total Residential Mortgage-Backed Securities - Agency (Cost $44,125,362)			44,029,225

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(a),(d)	93,559,212	93,540,500
Total Money Market Funds (Cost $93,530,733)		93,540,500
Total Investments in Securities (Cost: $2,156,590,856)		2,156,765,667
Other Assets & Liabilities, Net		(36,407,807)
Net Assets		2,120,357,860
At March 31, 2024, securities and/or cash totaling $7,980,060 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	120	06/2024	USD	31,851,000	498,002	—
TOPIX Index	202	06/2024	JPY	5,553,990,000	951,480	—
U.S. Treasury 10-Year Note	588	06/2024	USD	65,148,563	223,830	—
Total					1,673,312	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(113)	06/2024	USD	(5,926,850)	—	(10,511)
Russell 2000 Index E-mini	(23)	06/2024	USD	(2,467,785)	—	(39,847)
SPI 200 Index	(270)	06/2024	AUD	(53,669,250)	—	(700,548)
U.S. Treasury 2-Year Note	(230)	06/2024	USD	(47,031,406)	51,638	—
Total					51,638	(750,906)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 42	Morgan Stanley	06/20/2029	1.000	Quarterly	0.511	USD	21,300,000	18,385	—	—	18,385	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Moderately Conservative Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	89,393,432	15,896,469	(11,747,770)	(1,631)	93,540,500	—	1,881	1,224,010	93,559,212
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	4,897,294	35,997	—	210,506	5,143,797	—	—	—	1,312,193
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	43,634,073	—	(3,022,783)	2,330,318	42,941,608	—	2,031,501	—	887,957
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	43,464,488	—	(2,038,700)	1,859,492	43,285,280	—	3,123,867	—	430,914
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	13,075,760	171,546	(597,522)	173,875	12,823,659	—	(126,885)	171,546	1,625,305
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	9,872,232	124,326	—	50,415	10,046,973	—	—	124,326	1,015,872
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	184,229,641	4,838	(3,278,853)	(725,971)	180,229,655	—	(557,771)	—	21,128,916
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	48,926,116	—	(1,939,066)	1,079,366	48,066,416	—	4,105,110	—	1,161,025
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	42,594,375	509	(422,224)	214,214	42,386,874	—	8,270	—	4,447,731
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	43,813,188	5,185	(606,564)	(878,907)	42,332,902	—	(113,027)	—	5,483,537
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	98,455,218	4,085,128	(4,319,735)	(1,550,803)	96,669,808	—	(373,784)	4,082,234	7,390,658
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	86,972,249	—	(5,013,441)	4,004,338	85,963,146	—	3,963,856	—	4,136,821
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	39,220,004	—	(2,108,274)	2,234,023	39,345,753	—	1,029,042	—	934,800
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	7,849,968	1,525	(747,189)	562,931	7,667,235	—	(269,074)	—	567,943
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	8,246,380	—	—	1,111,315	9,357,695	—	—	—	707,844
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	43,366,613	2,033	(681,722)	(428,951)	42,257,973	—	(101,261)	—	4,791,153
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	140,652,508	4,647	(2,064,238)	(580,577)	138,012,340	—	(338,585)	—	15,132,932
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	8,859,142	7,867	(364,339)	45,063	8,547,733	—	(114,090)	—	1,358,940
CTIVP® – MFS® Value Fund, Class 1 Shares
	32,671,381	—	(1,954,729)	1,850,717	32,567,369	—	872,456	—	779,124
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	38,359,486	—	(1,410,570)	615,897	37,564,813	—	3,009,302	—	578,989
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	32,833,650	—	(887,347)	786,525	32,732,828	—	2,072,875	—	854,197

Variable Portfolio – Moderately Conservative Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	237,971,717	9,121	(2,957,265)	(2,193,718)	232,829,855	—	(323,098)	—	25,008,577
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	7,654,214	—	(230,344)	210,921	7,634,791	—	449,707	—	151,484
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	7,742,429	—	(331,911)	152,773	7,563,291	—	589,093	—	153,507
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	561,606,921	14,238	(7,963,725)	(1,353,852)	552,303,582	—	(966,346)	—	56,997,274
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	59,875,216	—	(2,327,155)	1,847,990	59,396,051	—	5,080,555	—	1,420,618
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	56,907,065	709,250	(4,268,599)	1,844,254	55,191,970	—	(258,228)	709,250	5,256,378
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	43,331,461	282,823	(3,143,598)	2,081,815	42,552,501	—	211,279	282,823	3,513,832
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	43,757,588	1,212,009	(1,426,689)	(460,042)	43,082,866	—	546,290	1,211,892	4,282,591
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	8,775,594	—	(546,329)	410,897	8,640,162	—	274,590	—	275,077
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	7,842,212	68,742	—	343,737	8,254,691	—	—	—	217,343
Total	2,096,851,615			15,846,930	2,068,934,117	—	23,827,525	7,806,081

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Moderately Conservative Portfolio | First Quarter Report 2024

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	10,079,487	39,511,589
Total Alternative Strategies Funds (Cost $46,680,182)		39,511,589

Equity Funds 48.3%

Global Real Estate 0.6%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	13,429,241	84,469,924
International 14.8%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	3,212,867	31,775,256
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	68,670,858	898,214,819
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	37,960,401	398,584,206
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	31,959,478	387,029,281
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	38,696,285	389,284,630
Total		2,104,888,192
U.S. Large Cap 29.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	8,246,987	398,824,275
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	3,651,277	366,770,824
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	11,310,684	468,262,343
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	36,946,120	767,740,370
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	9,662,593	406,698,536
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	8,062,005	336,991,807
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	6,699,374	434,655,394
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	8,670,338	332,247,367
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	16,805,132	702,622,553
Total		4,214,813,469
Equity Funds (continued)
U.S. Mid Cap 1.1%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,609,272	81,107,327
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,631,580	80,387,955
Total		161,495,282
U.S. Small Cap 2.1%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	5,999,778	80,996,996
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	6,197,818	81,935,154
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	2,316,262	72,753,782
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,595,954	60,614,348
Total		296,300,280
Total Equity Funds (Cost $4,776,665,215)		6,861,967,147

Exchange-Traded Equity Funds 2.9%

U.S. Mid Large Cap 2.9%
iShares Russell 1000 Growth Index Fund	1,241,336	418,392,299
Total Exchange-Traded Equity Funds (Cost $337,738,099)		418,392,299

Fixed Income Funds 42.3%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	10,858,592	85,674,289
Investment Grade 41.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	122,467,476	1,044,647,566
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	18,794,852	179,114,941
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	76,240,842	588,579,303
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	27,480,447	242,377,544
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	76,364,582	696,444,983
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	133,970,757	1,247,267,750

Variable Portfolio – Moderate Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2024 (Unaudited)
Fixed Income Funds (continued)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	197,951,197	1,918,147,096
Total		5,916,579,183
Total Fixed Income Funds (Cost $7,039,858,965)		6,002,253,472

Residential Mortgage-Backed Securities - Agency 2.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2039	5.000%	62,601,000	62,504,859
04/11/2054	5.500%	354,550,000	352,790,110
Total Residential Mortgage-Backed Securities - Agency (Cost $416,201,757)			415,294,969

Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(a),(d)	800,346,737	800,186,667
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 5.041%(a),(d)	27,188,501	27,188,501
Total Money Market Funds (Cost $827,271,512)		827,375,168
Total Investments in Securities (Cost: $13,444,415,730)		14,564,794,644
Other Assets & Liabilities, Net		(361,905,983)
Net Assets		14,202,888,661
At March 31, 2024, securities and/or cash totaling $56,314,773 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	894	06/2024	USD	237,289,950	3,710,118	—
TOPIX Index	1,619	06/2024	JPY	44,514,405,000	7,625,971	—
Total					11,336,089	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	(2,139)	06/2024	AUD	(425,179,725)	—	(5,542,906)
U.S. Treasury 2-Year Note	(909)	06/2024	USD	(185,876,298)	204,081	—
Total					204,081	(5,542,906)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 42	Morgan Stanley	06/20/2029	1.000	Quarterly	0.511	USD	312,323,000	269,575	—	—	269,575	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Moderate Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	749,376,285	106,622,745	(55,801,122)	(11,241)	800,186,667	—	13,813	10,370,863	800,346,737
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	37,898,871	—	—	1,612,718	39,511,589	—	—	—	10,079,487
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	390,740,463	—	(9,236,757)	17,320,569	398,824,275	—	22,257,696	—	8,246,987
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	353,953,366	—	(11,259,552)	24,077,010	366,770,824	—	17,145,516	—	3,651,277
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	85,085,042	1,145,504	(1,154,909)	598,652	85,674,289	—	(279,877)	1,145,504	10,858,592
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	31,222,606	393,202	—	159,448	31,775,256	—	—	393,202	3,212,867
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 5.041%
	26,853,593	334,908	—	—	27,188,501	—	—	334,934	27,188,501
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,058,079,262	—	(7,301,792)	(6,129,904)	1,044,647,566	—	(1,253,023)	—	122,467,476
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	460,331,650	—	(11,440,951)	19,371,644	468,262,343	—	29,830,457	—	11,310,684
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	178,175,199	—	—	939,742	179,114,941	—	—	—	18,794,852
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	605,209,005	—	(3,572,236)	(13,057,466)	588,579,303	—	(690,916)	—	76,240,842
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	891,288,257	37,910,058	(12,702,322)	(18,281,174)	898,214,819	—	418,116	37,910,058	68,670,858
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	750,322,857	—	(27,356,132)	44,773,645	767,740,370	—	24,838,707	—	36,946,120
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	390,151,197	—	(11,482,666)	28,030,005	406,698,536	—	5,223,869	—	9,662,593
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	80,624,442	—	(3,557,876)	3,930,430	80,996,996	—	(819,961)	—	5,999,778
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	72,204,579	—	—	9,730,575	81,935,154	—	—	—	6,197,818
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	247,029,739	—	(1,850,120)	(2,802,075)	242,377,544	—	(229,104)	—	27,480,447
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	703,745,107	—	(3,230,512)	(4,069,612)	696,444,983	—	(530,036)	—	76,364,582
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	86,560,490	—	(2,054,791)	(35,775)	84,469,924	—	(637,867)	—	13,429,241
CTIVP® – MFS® Value Fund, Class 1 Shares
	326,335,273	—	(11,824,665)	22,481,199	336,991,807	—	5,248,897	—	8,062,005
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	428,280,178	—	(11,083,879)	17,459,095	434,655,394	—	23,519,231	—	6,699,374

Variable Portfolio – Moderate Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	321,045,271	—	(8,959,417)	20,161,513	332,247,367	—	8,438,616	—	8,670,338
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,263,669,073	—	(3,349,050)	(13,052,273)	1,247,267,750	—	(363,351)	—	133,970,757
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	78,406,012	—	(800,818)	3,502,133	81,107,327	—	3,416,351	—	1,609,272
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	79,398,545	—	(1,634,739)	2,624,149	80,387,955	—	5,101,610	—	1,631,580
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	1,931,919,727	—	(6,395,641)	(7,376,990)	1,918,147,096	—	(576,428)	—	197,951,197
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	680,667,947	—	(35,888,527)	57,843,133	702,622,553	—	22,132,834	—	16,805,132
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	398,992,975	5,122,512	(15,593,332)	10,062,051	398,584,206	—	1,113,255	5,122,512	37,960,401
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	387,022,549	2,574,220	(21,332,696)	18,765,208	387,029,281	—	1,638,660	2,574,220	31,959,478
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	381,449,102	10,944,022	(3,698,128)	589,634	389,284,630	—	173,235	10,944,022	38,696,285
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	71,628,264	—	(1,780,774)	2,906,292	72,753,782	—	2,771,808	—	2,316,262
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	58,108,700	—	—	2,505,648	60,614,348	—	—	—	1,595,954
Total	13,605,775,626			244,627,983	13,731,107,376	—	167,902,108	68,795,315

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Moderate Portfolio | First Quarter Report 2024

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	4,417,411	17,316,250
Total Alternative Strategies Funds (Cost $20,268,150)		17,316,250

Equity Funds 63.3%

Global Real Estate 0.8%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	7,201,103	45,294,936
International 19.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,344,404	13,296,152
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	33,788,750	441,956,847
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	22,996,092	241,458,963
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	19,037,168	230,540,111
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	22,465,758	226,005,531
Total		1,153,257,604
U.S. Large Cap 39.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	3,885,391	187,897,528
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,888,823	189,732,215
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	6,397,932	264,874,379
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	18,718,085	388,961,795
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	5,253,703	221,128,374
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	5,248,300	219,378,936
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	349,525	17,699,967
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	4,100,541	266,043,105
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	5,778,162	221,419,170
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	9,068,825	379,167,568
Total		2,356,303,037
Equity Funds (continued)
U.S. Mid Cap 1.6%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	940,676	47,410,090
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	962,328	47,413,907
Total		94,823,997
U.S. Small Cap 2.7%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	3,499,043	47,237,075
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	3,620,358	47,861,132
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,247,194	39,174,355
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	791,285	30,053,017
Total		164,325,579
Total Equity Funds (Cost $2,684,645,429)		3,814,005,153

Exchange-Traded Equity Funds 3.9%

U.S. Large Cap 1.9%
Vanguard Russell 1000 Growth ETF	1,367,885	118,554,593
U.S. Mid Large Cap 2.0%
iShares Russell 1000 Growth Index Fund	352,010	118,644,970
Total Exchange-Traded Equity Funds (Cost $191,633,982)		237,199,563

Fixed Income Funds 26.7%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	3,837,626	30,278,868
Investment Grade 26.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	44,701,558	381,304,293
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	6,066,915	57,817,703
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	11,117,667	85,828,390
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,923,448	87,524,811
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	32,122,915	292,960,980

Variable Portfolio – Moderately Aggressive Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2024 (Unaudited)
Fixed Income Funds (continued)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	25,073,379	233,433,163
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	45,427,656	440,193,987
Total		1,579,063,327
Total Fixed Income Funds (Cost $1,900,710,464)		1,609,342,195

Residential Mortgage-Backed Securities - Agency 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2039	5.000%	19,500,000	19,470,052
04/11/2054	5.500%	110,443,000	109,894,791
Total Residential Mortgage-Backed Securities - Agency (Cost $129,647,311)			129,364,843

Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(a),(d)	314,969,073	314,906,079
Total Money Market Funds (Cost $314,877,087)		314,906,079
Total Investments in Securities (Cost: $5,241,782,423)		6,122,134,083
Other Assets & Liabilities, Net		(99,212,411)
Net Assets		6,022,921,672
At March 31, 2024, securities and/or cash totaling $32,526,896 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	392	06/2024	USD	104,046,600	1,626,808	—
TOPIX Index	977	06/2024	JPY	26,862,615,000	4,601,960	—
U.S. Treasury 10-Year Note	2,425	06/2024	USD	268,682,422	923,108	—
Total					7,151,876	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(7)	06/2024	USD	(751,065)	—	(12,128)
SPI 200 Index	(1,341)	06/2024	AUD	(266,557,275)	—	(3,473,848)
U.S. Treasury 2-Year Note	(762)	06/2024	USD	(155,817,095)	171,078	—
Total					171,078	(3,485,976)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	295,290,586	71,736,302	(52,112,035)	(8,774)	314,906,079	—	9,832	4,085,034	314,969,073
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	16,538,827	69,509	—	707,914	17,316,250	—	—	—	4,417,411
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	182,612,439	—	(7,965,122)	13,250,211	187,897,528	—	5,319,927	—	3,885,391
Variable Portfolio – Moderately Aggressive Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	180,582,948	—	(4,767,810)	13,917,077	189,732,215	—	7,288,246	—	1,888,823
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	30,019,382	404,769	(313,880)	168,597	30,278,868	—	(57,368)	404,769	3,837,626
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	12,925,130	297,910	—	73,112	13,296,152	—	—	164,533	1,344,404
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	385,512,030	—	(1,831,128)	(2,376,609)	381,304,293	—	(314,865)	—	44,701,558
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	258,797,490	—	(6,969,421)	13,046,310	264,874,379	—	14,722,754	—	6,397,932
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	57,477,139	37,179	—	303,385	57,817,703	—	—	—	6,066,915
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	87,670,305	158,849	(7,164)	(1,993,600)	85,828,390	—	(1,563)	—	11,117,667
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	437,994,121	18,646,065	(5,932,127)	(8,751,212)	441,956,847	—	(61,015)	18,646,065	33,788,750
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	376,435,147	—	(11,826,697)	24,353,345	388,961,795	—	10,799,931	—	18,718,085
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	210,036,008	—	(3,192,247)	14,284,613	221,128,374	—	3,701,533	—	5,253,703
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	47,180,839	—	(2,746,783)	2,803,019	47,237,075	—	(1,002,914)	—	3,499,043
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	42,177,170	—	—	5,683,962	47,861,132	—	—	—	3,620,358
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	88,992,734	—	(429,944)	(1,037,979)	87,524,811	—	(55,766)	—	9,923,448
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	295,797,074	—	(1,079,970)	(1,756,124)	292,960,980	—	(177,390)	—	32,122,915
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	46,582,672	—	(1,343,235)	55,499	45,294,936	—	(424,720)	—	7,201,103
CTIVP® – MFS® Value Fund, Class 1 Shares
	209,690,869	—	(5,727,929)	15,415,996	219,378,936	—	2,549,288	—	5,248,300
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	16,190,017	—	—	1,509,950	17,699,967	—	—	—	349,525
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	261,512,843	—	(6,572,908)	11,103,170	266,043,105	—	13,967,251	—	4,100,541
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	211,311,619	—	(4,562,015)	14,669,566	221,419,170	—	4,283,924	—	5,778,162
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	236,695,284	—	(842,213)	(2,419,908)	233,433,163	—	(92,366)	—	25,073,379
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	45,317,568	—	(471,076)	2,563,598	47,410,090	—	1,458,099	—	940,676
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	46,324,004	—	(816,746)	1,906,649	47,413,907	—	2,628,231	—	962,328

Variable Portfolio – Moderately Aggressive Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	443,316,783	—	(1,484,165)	(1,638,631)	440,193,987	—	(186,631)	—	45,427,656
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	361,710,477	—	(15,057,244)	32,514,335	379,167,568	—	10,364,804	—	9,068,825
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	234,215,635	3,197,747	(2,406,338)	6,451,919	241,458,963	—	211,839	3,102,914	22,996,092
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	226,826,314	1,534,633	(9,150,262)	11,329,426	230,540,111	—	708,389	1,534,633	19,037,168
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	218,873,146	6,706,780	(10,283)	435,888	226,005,531	—	595	6,344,217	22,465,758
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	38,271,108	—	(1,424,240)	2,327,487	39,174,355	—	703,193	—	1,247,194
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	28,207,432	575,266	—	1,270,319	30,053,017	—	—	—	791,285
Total	5,631,085,140			170,162,510	5,755,569,677	—	76,343,238	34,282,165

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Moderately Aggressive Portfolio | First Quarter Report 2024

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.4%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	2,338,052	9,165,162
Total Alternative Strategies Funds (Cost $10,961,501)		9,165,162

Equity Funds 79.2%

Global Real Estate 1.0%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,692,647	23,226,752
International 24.5%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	568,075	5,618,261
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	14,976,545	195,893,208
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	14,603,873	153,340,670
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	9,479,538	114,797,210
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	10,878,443	109,437,134
Total		579,086,483
U.S. Large Cap 48.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,845,278	89,237,659
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	889,204	89,320,529
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	3,504,694	145,094,349
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	8,976,248	186,526,427
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,514,972	105,855,187
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	2,516,687	105,197,502
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	232,954	11,796,766
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	2,054,885	133,320,941
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,776,636	106,400,677
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,102,242	171,514,747
Total		1,144,264,784
Equity Funds (continued)
U.S. Mid Cap 1.8%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	426,253	21,483,135
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	442,034	21,779,024
Total		43,262,159
U.S. Small Cap 3.6%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	1,671,265	22,562,068
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	1,530,790	20,237,044
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	680,183	21,364,548
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	525,633	19,963,546
Total		84,127,206
Total Equity Funds (Cost $1,293,079,198)		1,873,967,384

Exchange-Traded Equity Funds 4.4%

U.S. Large Cap 2.2%
Vanguard Russell 1000 Growth ETF	596,829	51,727,170
U.S. Mid Large Cap 2.2%
iShares Russell 1000 Growth Index Fund	153,587	51,766,498
Total Exchange-Traded Equity Funds (Cost $83,625,534)		103,493,668

Fixed Income Funds 13.5%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,481,164	11,686,385
Investment Grade 13.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,879,259	67,210,080
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	708,292	6,750,017
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,642,499	43,560,094
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,363,215	67,152,523
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,793,999	44,632,131

Variable Portfolio – Aggressive Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2024 (Unaudited)
Fixed Income Funds (continued)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	8,200,849	79,466,226
Total		308,771,071
Total Fixed Income Funds (Cost $382,330,573)		320,457,456

Residential Mortgage-Backed Securities - Agency 2.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2039	5.000%	9,551,000	9,536,332
04/11/2054	5.500%	54,123,000	53,854,348
Total Residential Mortgage-Backed Securities - Agency (Cost $63,529,117)			63,390,680

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(a),(d)	48,170,888	48,161,254
Total Money Market Funds (Cost $48,158,971)		48,161,254
Total Investments in Securities (Cost: $1,881,684,894)		2,418,635,604
Other Assets & Liabilities, Net		(51,328,520)
Net Assets		2,367,307,084
At March 31, 2024, securities and/or cash totaling $13,739,199 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	95	06/2024	USD	25,215,375	394,252	—
TOPIX Index	478	06/2024	JPY	13,142,610,000	2,251,522	—
U.S. Treasury 10-Year Note	341	06/2024	USD	37,781,734	129,806	—
Total					2,775,580	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(41)	06/2024	USD	(4,399,095)	—	(71,033)
SPI 200 Index	(703)	06/2024	AUD	(139,738,825)	—	(1,822,908)
U.S. Treasury 2-Year Note	(313)	06/2024	USD	(64,003,610)	70,272	—
Total					70,272	(1,893,941)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 42	Morgan Stanley	06/20/2029	1.000	Quarterly	0.511	USD	10,308,000	8,897	—	—	8,897	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Aggressive Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	38,028,788	27,302,384	(17,169,870)	(48)	48,161,254	—	532	596,945	48,170,888
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	8,731,324	59,088	—	374,750	9,165,162	—	—	—	2,338,052
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	85,228,928	—	(1,386,038)	5,394,769	89,237,659	—	3,332,273	—	1,845,278
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	83,269,597	—	(1,512,924)	7,563,856	89,320,529	—	2,302,928	—	889,204
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	11,491,093	169,846	(25,328)	50,774	11,686,385	—	(7,234)	156,165	1,481,164
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	5,481,665	107,683	—	28,913	5,618,261	—	—	69,523	568,075
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	67,403,027	279,898	(5,795)	(467,050)	67,210,080	—	(1,006)	—	7,879,259
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	137,708,774	—	(2,423,785)	9,809,360	145,094,349	—	5,123,817	—	3,504,694
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	6,693,535	21,538	(479)	35,423	6,750,017	—	8	—	708,292
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	44,168,195	391,134	—	(999,235)	43,560,094	—	—	—	5,642,499
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	192,527,188	8,328,281	(1,236,825)	(3,725,436)	195,893,208	—	(171,730)	8,258,306	14,976,545
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	176,423,129	—	(3,422,492)	13,525,790	186,526,427	—	3,124,946	—	8,976,248
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	98,959,641	—	(762,932)	7,658,478	105,855,187	—	888,434	—	2,514,972
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	22,323,993	—	(982,933)	1,221,008	22,562,068	—	(362,343)	—	1,671,265
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	17,833,704	—	—	2,403,340	20,237,044	—	—	—	1,530,790
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	67,291,408	301,004	(4,180)	(435,709)	67,152,523	—	(685)	—	7,363,215
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	23,464,334	52,010	(155,357)	(134,235)	23,226,752	—	(48,924)	—	3,692,647
CTIVP® – MFS® Value Fund, Class 1 Shares
	98,618,616	—	(1,443,468)	8,022,354	105,197,502	—	519,974	—	2,516,687
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	10,790,407	—	—	1,006,359	11,796,766	—	—	—	232,954
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	127,923,607	—	(2,241,945)	7,639,279	133,320,941	—	4,767,953	—	2,054,885
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	99,554,961	—	(1,131,887)	7,977,603	106,400,677	—	1,055,932	—	2,776,636

Variable Portfolio – Aggressive Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	44,908,105	203,267	(4,234)	(475,007)	44,632,131	—	(399)	—	4,793,999
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	20,307,367	—	(156,163)	1,331,931	21,483,135	—	478,582	—	426,253
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	20,781,947	—	(285,919)	1,282,996	21,779,024	—	776,269	—	442,034
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	79,694,945	210,059	(134,593)	(304,185)	79,466,226	—	(21,308)	—	8,200,849
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	159,299,328	—	(2,474,619)	14,690,038	171,514,747	—	4,422,434	—	4,102,242
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	147,790,127	1,970,220	(564,649)	4,144,972	153,340,670	—	45,226	1,970,220	14,603,873
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	109,961,509	762,994	(1,691,038)	5,763,745	114,797,210	—	137,233	762,994	9,479,538
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	105,616,228	3,607,398	—	213,508	109,437,134	—	—	3,071,870	10,878,443
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	19,970,889	2,019	(152,935)	1,544,575	21,364,548	—	79,961	—	680,183
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	18,958,906	174,572	—	830,068	19,963,546	—	—	—	525,633
Total	2,151,205,265			95,972,984	2,251,751,256	—	26,442,873	14,886,023

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Aggressive Portfolio | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7069_12_C01_(05/24)